SHORT-TERM DEBT (Details 1)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Feb. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 CNY (¥)	Aug. 31, 2015 CNY (¥)	Jan. 31, 2015 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 620,105,995						¥ 350,000,000
Restricted cash	¥ 257,059,302	$ 37,024,241					¥ 206,944,000
weighted average interest rate on short-term bank borrowings	3.66%	3.66%					3.76%
Notes payable
Short-term Debt [Line Items]
Short-term borrowings	¥ 363,983,800
Short-term bank borrowings guaranteed by the Founder and his spouse
Short-term Debt [Line Items]
Short-term borrowings	75,000,000						100,000,000
Short-term bank borrowings guaranteed by the Founder and his spouse | Short-term bank borrowings guaranteed by the Founder and his spouse, interest rate 4.75%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity										¥ 100,000,000
Short-term borrowings							¥ 50,000,000
Interest rate (as a percent)							4.75%
Short-term bank borrowings guaranteed by the Founder and his spouse | Short-term bank borrowings guaranteed by the Founder and his spouse, interest rate of 4.35%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity			¥ 50,000,000					¥ 50,000,000
Short-term borrowings	50,000,000
Interest rate (as a percent)			4.35%				4.35%
Short-term bank borrowings guaranteed by the Founder and his spouse | Short Term Bank Borrowing Interest Rate 4.698%
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity						¥ 25,000,000
Short-term borrowings	¥ 25,000,000
Interest rate (as a percent)	4.698%	4.698%
Short-term bank borrowing guaranteed by the deposit
Short-term Debt [Line Items]
Loan facility maximum borrowing capacity									¥ 400,000,000
Short-term bank borrowing guaranteed by the deposit | Short-term bank borrowing guaranteed by the deposit, interest rate 2.42%
Short-term Debt [Line Items]
Short-term borrowings							¥ 200,000,000
Restricted cash							¥ 206,944,000
Interest rate (as a percent)							2.42%
Short-term bank borrowings
Short-term Debt [Line Items]
Short-term borrowings	¥ 181,122,195						¥ 250,000,000
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876% and 4.611%
Short-term Debt [Line Items]
Principal amount									¥ 50,000,000
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876%, one
Short-term Debt [Line Items]
Short-term borrowings							¥ 10,000,000
Interest rate (as a percent)							4.876%
Short-term bank borrowings | Short-term bank borrowing interest rate 4.876%, two
Short-term Debt [Line Items]
Short-term borrowings							¥ 10,000,000
Interest rate (as a percent)							4.876%
Short-term bank borrowings | Short-term bank borrowing interest rate 4.611%
Short-term Debt [Line Items]
Short-term borrowings							¥ 30,000,000
Interest rate (as a percent)							4.611%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35%
Short-term Debt [Line Items]
Principal amount	100,000,000
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % One
Short-term Debt [Line Items]
Short-term borrowings	¥ 50,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Two
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Three
Short-term Debt [Line Items]
Short-term borrowings	¥ 10,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.35 % Four
Short-term Debt [Line Items]
Short-term borrowings	¥ 30,000,000
Interest rate (as a percent)	4.35%	4.35%
Short-term bank borrowings | Short term bank borrowing interest rate 4.1325%
Short-term Debt [Line Items]
Principal amount					¥ 30,000,000
Short-term borrowings	¥ 30,000,000
Interest rate (as a percent)	4.1325%	4.1325%
Notes payable guaranteed by deposit
Short-term Debt [Line Items]
Restricted cash	¥ 246,326,100
Third-party financing loan payable
Short-term Debt [Line Items]
Principal amount	30,000,000
Short-term borrowings	¥ 26,122,195
Interest rate (as a percent)	4.82%	4.82%
Short Term Loan [Member]
Short-term Debt [Line Items]
Principal amount				¥ 25,000,000
Short-term borrowings	¥ 25,000,000
Interest rate (as a percent)	4.35%	4.35%